Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	EVOLUTION METALS & TECHNOLOGIES CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1006702
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Central Index Key	0001866226
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false